PROVISION FOR INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PROVISION FOR INCOME TAXES
Liability for uncertain tax positions	$ 0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
NOL carryover	2,245,166	$ 1,005,208
Stock based compensation	242,011	175,546
Asset retirement obligation	12,887	11,752
Total deferred tax assets	2,500,064	1,192,506
Deferred tax liabilities - current:
Prepaids expenses	(6,464)	(4,185)
Intangible drilling costs	(15,010)	(10,395)
Total deferred tax liabilities	(21,474)	(14,580)
Valuation allowance	$ (2,478,590)	$ (1,177,926)